Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 05, 2019
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust IV
Central Index Key	dei_EntityCentralIndexKey	0001659326
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 05, 2019
Document Effective Date	dei_DocumentEffectiveDate	Apr. 05, 2019
Prospectus Date	rr_ProspectusDate	Aug. 29, 2018
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A